RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
The following table reflects the related party agreements and transactions in the consolidated statements of income, for the period ended:
	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
Revenues
Power purchase and revenue agreements	$134	$176	$274	$326
Wind levelization agreement	3	2	4	3
	$137	$178	$278	$329
Direct operating costs
Energy purchases	$(3)	$(2)	$(5)	$(5)
Energy marketing fee	(6)	(6)	(12)	(12)
Insurance services	(7)	(5)	(13)	(10)
	$(16)	$(13)	$(30)	$(27)
Interest expense - borrowings	$(3)	$-	$(5)	$(1)
Management service costs	$(21)	$(21)	$(42)	$(37)